Stock Based Compensation Plans: (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	9,939,500
[custom:OptionsAvailableForGrant-0]	2,076,107
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	140,000
[custom:OptionExpense]	$ 123,891
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.88
Amount Payable In Event Of Change Of Control	$ 5,300,000
[custom:AmountPayableInEventOfMilestoneAchievement-0]	$ 1,600,000
[custom:SeveranceLiability-0]			$ 700,000